UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2010




ITEM 1. SCHEDULE OF INVESTMENTS.


Burnham Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
COMMON STOCKS 89.92%
(PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY 11.00%
AUTO MANUFACTURERS 3.06%
   -  Ford Motor Co.(a)                                   175,000   $     2,199,750
                                                                    ---------------
CASINO & GAMING 1.33%
   -  Las Vegas Sands Corp.                                45,000           951,750
                                                                    ---------------
INTERNET RETAIL 1.32%
   -  Amazon.com, Inc.                                      7,000           950,110
                                                                    ---------------
RESTAURANTS 5.29%
   -  Chipotle Mexican Grill, Inc., Class A                10,000         1,126,700
      McDonald's Corp.                                     40,000         2,668,800
                                                                    ---------------
                                                                          3,795,500
                                                                    ---------------
TOTAL CONSUMER DISCRETIONARY (COST: $4,584,705)                           7,897,110
                                                                    ---------------
CONSUMER STAPLES 4.91%
PACKAGED FOOD & MEATS 1.22%
   -  TreeHouse Foods, Inc.                                20,000           877,400
                                                                    ---------------
SOFT DRINKS 3.69%
      PepsiCo, Inc.                                        40,000         2,646,400
                                                                    ---------------
TOTAL CONSUMER STAPLES (COST: $2,398,170)                                 3,523,800
                                                                    ---------------
ENERGY 20.61%
ENERGY - ALTERNATIVE SOURCES 0.98%
   -  Suntech Power Holdings Co., Ltd. - ADR(a)            50,000           701,000
                                                                    ---------------
INTEGRATED OIL & GAS 4.10%
      BP p.l.c. - ADR                                      25,000         1,426,750
      Chevron Corp.                                        20,000         1,516,600
                                                                    ---------------
                                                                          2,943,350
                                                                    ---------------
OIL & GAS - EXPLORATION & PRODUCTION 2.69%
      Devon Energy Corp.                                   30,000         1,932,900
                                                                    ---------------
OIL & GAS - STORAGE & TRANSPORTATION 12.84%
      Copano Energy LLC(b)                                 40,000           965,200
   -  Kinder Morgan Management, LLC(a)                     45,643         2,675,579
      MarkWest Energy Partners, LP                         30,000           919,500
      TC Pipelines LP                                      30,000         1,140,600
      The Williams Companies, Inc.                        100,000         2,310,000
      Williams Partners LP(a)                              30,000         1,206,900
                                                                    ---------------
                                                                          9,217,779
                                                                    ---------------
TOTAL ENERGY (COST: $9,702,045)                                          14,795,029
FINANCIAL SERVICES 11.66%
CONSUMER FINANCE 4.31%
      American Express Co.                                 75,000         3,094,500
                                                                    ---------------
LIFE & HEALTH INSURANCE 2.41%
      MetLife, Inc.                                        40,000         1,733,600
                                                                    ---------------
PROPERTY & CASUALTY INSURANCE 1.36%
   -  Berkshire Hathaway, Inc.                            12,000           975,240
                                                                    ---------------

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.58%
      Bank of America Corp.                               110,000   $     1,963,500
   -  Citigroup Inc.                                      150,000           607,500
                                                                    ---------------
                                                                          2,571,000
                                                                    ---------------
TOTAL FINANCIAL SERVICES (COST: $4,016,338)                               8,374,340
                                                                    ---------------
HEALTH CARE 4.29%
BIOTECHNOLOGY 1.47%
   -  Regeneron Pharmaceuticals, Inc.                      40,000         1,059,600
                                                                    ---------------
HEALTH CARE EQUIPMENT 1.94%
   -  Intuitive Surgical, Inc.                              4,000         1,392,520
                                                                    ---------------
PHARMACEUTICALS 0.88%
      Teva Pharmaceutical Industries Ltd. - ADR            10,000           630,800
                                                                    ---------------
TOTAL HEALTH CARE (COST: $2,408,735)                                      3,082,920
                                                                    ---------------
INDUSTRIALS 8.88%
AEROSPACE & DEFENSE 3.06%
      The Boeing Co.(a)                                    10,000           726,100
      United Technologies Corporation                      20,000         1,472,200
                                                                    ---------------
                                                                          2,198,300
                                                                    ---------------
CONSTRUCTION & ENGINEERING 1.29%
      Fluor Corp.(a)                                       20,000           930,200
                                                                    ---------------
CONSTRUCTION, FARM MACHINERY & TRUCKS 2.63%
      Caterpillar Inc.                                     30,000         1,885,500
                                                                    ---------------
INDUSTRIAL CONGLOMERATES 1.90%
      General Electric Co.                                 75,000         1,365,000
                                                                    ---------------
TOTAL INDUSTRIALS (COST: $4,385,163)                                      6,379,000
                                                                    ---------------
INFORMATION TECHNOLOGY 20.78%
COMPUTER HARDWARE 14.63%
   -  Apple Inc.                                           32,000         7,517,760
      Hewlett-Packard Co.(a)                               20,000         1,063,000
      International Business Machines Corp.                15,000         1,923,750
                                                                    ---------------
                                                                         10,504,510
                                                                    ---------------
INTERNET SOFTWARE & SERVICES 2.37%
   -  Google Inc., Class A                                  3,000         1,701,030
                                                                    ---------------
SYSTEMS SOFTWARE 3.78%
      Microsoft Corp.                                      40,000         1,170,800
      Oracle Corp.                                         60,000         1,541,400
                                                                    ---------------
                                                                          2,712,200
                                                                    ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $7,187,322)                          14,917,740
                                                                    ---------------
MATERIALS 5.01%
ALUMINUM 0.99%
      Alcoa Inc.(a)                                        50,000           712,000
                                                                    ---------------
DIVERSIFIED METALS & MINING 2.33%
   Freeport-McMoran Copper & Gold Inc.                     20,000         1,670,800
                                                                    ---------------

SEE NOTES TO PORTFOLIO HOLDINGS


                                 BURNHAM FUND 1

Burnham Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS 1.69%
      The Mosaic Co.                                       20,000   $     1,215,400
                                                                    ---------------
TOTAL MATERIALS (COST: $3,014,350)                                        3,598,200
                                                                    ---------------
TELECOMMUNICATIONS SERVICES 2.78%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.78%
      CenturyTel, Inc.(a)                                  30,000         1,063,800
      Verizon Communications Inc.                          30,000           930,600
                                                                    ---------------
                                                                          1,994,400
                                                                    ---------------
TOTAL TELECOMMUNICATIONS SERVICES
   (COST: $1,927,812)                                                     1,994,400
                                                                    ---------------
TOTAL COMMON STOCKS (COST: $39,624,640)                                  64,562,539
                                                                    ---------------
EXCHANGE TRADED FUND 3.03%
   -  SPDR Gold Trust                                      20,000         2,179,000
                                                                    ---------------
TOTAL EXCHANGE TRADED FUND (COST: $1,538,510)                             2,179,000
                                                                    ---------------
REGISTERED INVESTMENT COMPANY 1.17%
      The China Fund, Inc.                                 30,000           837,300
                                                                    ---------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST: $669,675)                                                         837,300
                                                                    ---------------
SHORT-TERM INSTRUMENTS(c) 20.41%
(PERCENTAGE OF NET ASSETS)
MONEY MARKET FUND 14.45%
      Invesco Aim Short-Term
         Investment Trust - Liquid
         Assets Portfolio(d)                           10,377,576        10,377,576
                                                                    ---------------
TOTAL MONEY MARKET FUND (COST: $10,377,576)                              10,377,576
                                                                    ---------------

                                                        FACE
                                                        VALUE
                                                   --------------
TIME DEPOSIT 5.96%
      Wells Fargo & Co.
      0.03%, 4/01/10                               $    4,280,784         4,280,784
                                                                    ---------------
TOTAL TIME DEPOSIT (COST: $4,280,784)                                     4,280,784
                                                                    ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $14,658,360)                         14,658,360
                                                                    ---------------
TOTAL INVESTMENTS 114.53%
   (COST: $56,491,185)                                              $    82,237,199
LIABILITIES, LESS CASH AND OTHER ASSETS (14.53)%                        (10,435,484)
                                                                    ---------------
NET ASSETS 100.00%                                                  $    71,801,715
                                                                    ===============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT MARCH 31, 2010, BASED ON SECURITIES OWNED WAS $56,491,185. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2010 WAS $25,907,432 AND $(161,418), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b)  COMMON UNITS REPRESENTING LIMITED LIABILITY COMPANY INTERESTS.

(c) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.96%.

(d) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITARY RECEIPT

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                                 2 BURNHAM FUND

BURNHAM Financial Services Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
COMMON STOCKS 92.71%
(PERCENTAGE OF NET ASSETS)
BANKS 42.03%
BANKS - REGIONAL 42.03%
   -  1st United Bancorp, Inc.                            350,000   $     2,817,500
      Alliance Financial Corp.                             12,500           368,500
      Associated Banc-Corp.                                25,000           345,000
      Bancorp Rhode Island, Inc.                           47,688         1,304,267
      Bank of the Ozarks, Inc.(a)                          15,000           527,850
      Bar Harbor Bankshares                                17,000           518,500
      Berkshire Hills Bancorp, Inc.                        12,500           229,125
      Centerstate Banks Inc.                              206,250         2,526,562
   -  Citizens Republic Bancorp, Inc.                     175,000           206,500
   -  Connecticut Bank & Trust & Co.                       60,100           270,450
   -  First California Financial Group, Inc.              239,400           632,016
   -  First Horizon National Corp.(b)                      67,468           947,932
      First Midwest Bancorp, Inc.                          40,000           542,000
      FirstMerit Corp.                                     39,000           841,230
   -  Guaranty Bancorp                                    581,589           924,727
      IBERIABANK Corp.                                      4,000           240,040
      MB Financial, Inc.                                   25,000           563,250
      Midsouth Bancorp, Inc.                               15,000           247,500
   -  Nara Bancorp, Inc.                                   50,000           438,000
   -  OmniAmerican Bancorp, Inc.                           60,000           691,800
      Oriental Financial Group Inc.(a)                     93,400         1,260,900
   -  Popular, Inc.                                       100,000           291,000
      Porter Bancorp, Inc.                                124,081         1,625,461
   -  Seacoast Banking Corporation of Florida             250,000           427,500
      Sterling Bancorp                                    200,000         2,010,000
      Umpqua Holdings Corp., Class B                       27,500           362,175
   -  United Community Banks, Inc.                        504,820         2,226,256
      Washington Banking Co.(a)                            50,000           629,500
      Wintrust Financial Corp.(b)                          20,000           744,200
                                                                    ---------------
                                                                         24,759,741
                                                                    ---------------
TOTAL BANKS (COST: $25,643,846)                                          24,759,741
                                                                    ---------------
DIVERSIFIED FINANCIALS 21.82%
INVESTMENT BANKING & BROKERAGE 4.66%
   - Cowen Group, Inc., Class A                           484,999         2,745,094
                                                                    ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 5.65%
     Bank of America Corp.(b)                              25,000           446,250
     PNC Financial Services Group, Inc.(b)                 15,000           895,500
   - Western Liberty Bancorp(3)                           284,148         1,989,036
                                                                    ---------------
                                                                          3,330,786
                                                                    ---------------
PROPERTY & CASUALTY INSURANCE 1.60%
   - CRM Holdings, Ltd.                                   494,212           165,561
   - Hilltop Holdings Inc.                                 66,250           778,438
                                                                    ---------------
                                                                            943,999
                                                                    ---------------

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
REAL ESTATE INVESTMENT TRUSTS 9.39%
      Invesco Mortgage Capital, Inc.                       32,750   $       753,250
   -  Pennymac Mortgage Investment Trust                  176,868         2,937,778
      Redwood Trust, Inc.(b)                               25,000           385,500
      Two Harbors Investment Corp.                        137,794         1,253,925
      Walter Investment Management Corp.(b)                12,500           200,000
                                                                    ---------------
                                                                          5,530,453
                                                                    ---------------
UNREGISTERED INVESTMENT COMPANY 0.52%
      Peregrine Holdings Ltd.(3, 4, c)                    275,000           302,946
                                                                    ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $15,924,458)                         12,853,278
                                                                    ---------------
THRIFTS & MORTGAGE FINANCE 28.86%
THRIFTS & MORTGAGE FINANCE 28.86%
      Bank of Atlanta(4, c)                               228,572           628,573
      Beacon Federal Bancorp, Inc.                         59,793           525,581
   -  Chicopee Bancorp, Inc.                               99,073         1,258,227
      Citizens South Banking Corp., Inc.(4, c)             65,160           376,494
      Citizens South Banking Corp., Inc.                  241,023         1,482,292
   -  Flagstar Bancorp, Inc.                              800,000           480,000
   -  Investors Bancorp, Inc.                             114,500         1,511,400
   -  Meridian Interstate Bancorp, Inc.                    77,500           806,000
      Northwest Bancshares, Inc.                          200,000         2,348,000
      Parkvale Financial Corp.                             17,024           126,999
      People's United Financial, Inc.                     130,000         2,033,200
      Rome Bancorp, Inc.                                   28,522           257,554
      TFS Financial Corp.                                 292,975         3,911,216
      United Western Bancorp, Inc.                        489,780           749,363
      Washington Federal, Inc.                             25,000           508,000
                                                                    ---------------
                                                                         17,002,899
                                                                    ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $19,423,138)                                                   17,002,899
                                                                    ---------------
TOTAL COMMON STOCKS (COST: $60,991,442)                                  54,615,918
                                                                    ---------------
REGISTERED INVESTMENT COMPANY 1.73%
      Solar Capital Ltd.                                   48,180         1,018,525
                                                                    ---------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST: $891,330)                                                       1,018,525
                                                                    ---------------

                                                     FACE VALUE
                                                   --------------
SHORT-TERM INSTRUMENTS(d) 6.01%
   (PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.17%
      Eastern Bank
      0.50%, 11/26/10                              $      100,000           100,000
                                                                    ---------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                               100,000
                                                                    ---------------

SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
MONEY MARKET FUND 0.50%
   Invesco Aim Short-Term
      Investment Trust - Liquid
      Assets Portfolio(e)                                 294,590   $       294,590
                                                                    ---------------
TOTAL MONEY MARKET FUND (COST: $294,590)                                    294,590
                                                                    ---------------

                                                     FACE VALUE
                                                   --------------
TIME DEPOSIT 5.34%
   HSBC Bank
   0.03%, 4/01/10                                  $    3,143,306         3,143,306
                                                                    ---------------
TOTAL TIME DEPOSIT (COST: $3,143,306)                                     3,143,306
                                                                    ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $3,537,896)                           3,537,896
                                                                    ---------------
TOTAL INVESTMENTS 100.45%
(COST: $65,420,668)                                                 $    59,172,339
CALL OPTIONS WRITTEN (0.21)%
(PREMIUMS RECEIVED: $101,083)                                              (122,700)
LIABILITIES, LESS CASH AND OTHER ASSETS (0.24)%                            (141,536)
                                                                    ---------------
NET ASSETS 100.00%                                                  $    58,908,103
                                                                    ===============

                                                      NUMBER OF
                                                      CONTRACTS
                                                   --------------
CALL OPTIONS WRITTEN (0.21)%
   Bank of America Corp. Calls
   @ 18 due May 10                                            125            (8,875)
   @ 18 due Aug 10                                            100           (13,200)
                                                                    ---------------
                                                                            (22,075)
                                                                    ---------------
   First Horizon National Corp. Calls
   @ 15 due May 10                                            250            (7,500)
                                                                    ---------------
   PNC Financial Services Group, Inc. Calls
   @ 57.5 due May 10                                           50           (19,000)
   @ 60 due May 10                                             50           (12,100)
   @ 65 due Aug 10                                             50           (10,400)
                                                                    ---------------
                                                                            (41,500)
                                                                    ---------------
   Redwood Trust, Inc. Calls
   @ 17.5 due Apr 10                                          250            (1,250)
                                                                    ---------------
   Walter Investment Management Corp. Calls
   @ 15 due Jun 10                                            125           (14,375)
                                                                    ---------------
   Wintrust Financial Corp. Calls
   @ 35 due Jun 10                                            100           (32,000)
   @ 40 due Jun 10                                             50            (4,000)
                                                                    ---------------
                                                                            (36,000)
                                                                    ---------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $101,083)                                    $      (122,700)
                                                                    ===============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

    THE TAX COST OF THE FUND AT MARCH 31, 2010, BASED ON SECURITIES OWNED WAS $65,420,668. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2010 WAS $6,750,450 AND $(12,998,779), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(c) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,308,013, REPRESENTING 2.22% OF NET ASSETS.

(d) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.51%.

(e) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                            4 FINANCIAL SERVICES FUND

BURNHAM Financial Industries Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
COMMON STOCKS 93.91%
(PERCENTAGE OF NET ASSETS)
BANKS 31.87%
BANKS - REGIONAL 29.99%
   -  1st United Bancorp, Inc.(a)                         700,000   $     5,635,000
      Alliance Financial Corp.                             25,000           737,000
      Associated Banc-Corp.                               100,000         1,380,000
      Bancorp Rhode Island, Inc.(a)                       123,252         3,370,942
      BB&T Corp.(b)                                        25,000           809,750
      Berkshire Hills Bancorp, Inc.                        25,000           458,250
      Centerstate Banks Inc.(a)                           516,500         6,327,125
   -  Citizens Republic Bancorp, Inc.                   1,275,000         1,504,500
   -  Connecticut Bank & Trust & Co.                       71,374           321,183
      Fifth Third Bancorp(b)                               75,000         1,019,250
   -  First California Financial Group, Inc.              718,200         1,896,048
   -  First Horizon National Corp.(b)                     166,172         2,334,717
      First Midwest Bancorp, Inc.(c)                       45,000           609,750
      FirstMerit Corp.                                    167,000         3,602,190
      IBERIABANK Corp.                                     12,000           720,120
      Oriental Financial Group Inc.(c)                    205,200         2,770,200
   -  Nara Bancorp, Inc.                                  125,000         1,095,000
      PacWest Bancorp(b)                                   12,500           285,250
   -  Popular, Inc.                                       300,000           873,000
      Porter Bancorp, Inc.(a)                              18,821           246,555
   -  Seacoast Banking Corporation of Florid(a)           600,000         1,026,000
      Umpqua Holdings Corp., Class B                       82,500         1,086,525
   -  United Community Banks, Inc.                      1,431,310         6,312,077
      Wintrust Financial Corp.(b)                          60,000         2,232,600
                                                                    ---------------
                                                                         46,653,032
                                                                    ---------------
DIVERSIFIED BANKS 1.88%
      Comerica Inc.(b)                                     60,000         2,282,400
      U.S. Bancorp(b)                                      25,000           647,000
                                                                    ---------------
                                                                          2,929,400
                                                                    ---------------
   TOTAL BANKS (COST: $39,720,515)                                       49,582,432
                                                                    ---------------
DIVERSIFIED FINANCIALS 36.74%
ASSET MANAGEMENT & CUSTODY BANKS 2.16%
      Ameriprise Financial, Inc.(b)                        50,000         2,268,000
      Invesco Ltd.(a)                                      50,000         1,095,500
                                                                    ---------------
                                                                          3,363,500
                                                                    ---------------
INVESTMENT BANKING & BROKERAGE 7.74%
   -  Broadpoint Gleacher Securities, Inc.                 75,000           300,000
   -  Cowen Group, Inc., Class A(a)                     1,212,495         6,862,722
      Lazard Ltd., Class A(b)                              75,000         2,677,500
      Morgan Stanley(b)                                    75,000         2,196,750
                                                                    ---------------
                                                                         12,036,972
                                                                    ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 12.11%
      Bank of America Corp.(b)                             55,000           981,750
   -  Citigroup Inc.                                    1,000,000         4,050,000
      JPMorgan Chase & Co.(b)                              65,000         2,908,750
      PNC Financial Services Group, Inc.(b)                45,000         2,686,500
   -  Western Liberty Bancorp3,(a)                      1,172,695         8,208,865
                                                                    ---------------
                                                                         18,835,865
                                                                    ---------------

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
PROPERTY & CASUALTY INSURANCE 1.12%
   -  CRM Holdings, Ltd.                                  557,044   $       186,610
   -  Hilltop Holdings Inc.                               132,500         1,556,875
                                                                    ---------------
                                                                          1,743,485
                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS 13.61%
      Invesco Mortgage Capital, Inc.(a, c)                420,370         9,668,510
   -  Pennymac Mortgage Investment Trust(a)               470,868         7,821,117
      Redwood Trust, Inc.(b)                               50,000           771,000
      Two Harbors Investment Corp.(a)                     253,378         2,305,740
      Walter Investment Management Corp.(b)                37,500           600,000
                                                                    ---------------
                                                                         21,166,367
                                                                    ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $55,897,785)                         57,146,189
                                                                    ---------------
THRIFTS & MORTGAGE FINANCE 25.30%
THRIFTS & MORTGAGE FINANCE 25.30%
      Beacon Federal Bancorp, Inc.                        176,318         1,549,835
   -  Chicopee Bancorp, Inc.                               83,945         1,066,102
      Citizens South Banking Corp., Inc.                  125,642           772,698
      Citizens South Banking Corp., Inc.(4, d)            195,480         1,129,483
   -  Flagstar Bancorp, Inc.                            2,400,000         1,440,000
      Hudson City Bancorp, Inc.                            75,000         1,062,000
   -  Investors Bancorp, Inc.(a)                          279,000         3,682,800
      New York Community Bancorp, Inc.(b)                 400,000         6,616,000
      Northwest Bancshares, Inc.                          495,000         5,811,300
      People's United Financial, Inc.(a)                  235,000         3,675,400
      TFS Financial Corp.(a)                              742,000         9,905,700
      United Western Bancorp, Inc.(a)                   1,060,390         1,622,397
      Washington Federal, Inc.                             50,000         1,016,000
                                                                    ---------------
                                                                         39,349,715
                                                                    ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $36,468,876)                                                   39,349,715
                                                                    ---------------
TOTAL COMMON STOCKS (COST: $132,087,176)                                146,078,336
                                                                    ---------------
REGISTERED INVESTMENT COMPANY 1.96%
   Solar Capital Ltd.                                     144,540         3,055,576
                                                                    ---------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST: $2,673,990)                                                     3,055,576
                                                                    ---------------

                                                        FACE
                                                        VALUE
                                                   --------------
SHORT-TERM INSTRUMENTS(e) 5.49%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.06%
   Eastern Bank
   0.50%, 11/26/10                                 $      100,000           100,000
                                                                    ---------------
TOTAL CERTICATE OF DEPOSIT (COST: $100,000)                                 100,000
                                                                    ---------------

SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 5

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
MONEY MARKET FUND 1.85%
   Invesco Aim Short-Term
      Investment Trust - Liquid
      Assets Portfolio(f)                               2,870,613   $     2,870,613
                                                                    ---------------
TOTAL MONEY MARKET FUND (COST: $2,870,613)                                2,870,613
                                                                    ---------------

                                                     FACE VALUE
                                                   --------------
TIME DEPOSIT 3.58%
   Wells Fargo & Co.
   0.03%, 4/01/10                                  $    5,574,117         5,574,117
                                                                    ---------------
TOTAL TIME DEPOSIT (COST: $5,574,117)                                     5,574,117
                                                                    ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $8,544,730)                           8,544,730
                                                                    ---------------
TOTAL INVESTMENTS 101.36%
(COST: $143,305,896)                                                $    157,678,642
SHORT SALES (20.07%)
(PROCEEDS: $27,915,448)                                                 (31,218,762)
CALL OPTIONS WRITTEN (0.78)%
(PREMIUMS RECEIVED: $844,708)                                            (1,215,200)
PUT OPTIONS WRITTEN (0.06)%
(PREMIUMS RECEIVED: $248,146)                                               (94,850)
CASH AND OTHER ASSETS, LESS LIABILITIES 19.55%                           30,405,868
                                                                    ---------------
NET ASSETS 100.00%                                                  $   155,555,698
                                                                    ===============

                                                      NUMBER OF
                                                       SHARES
                                                   --------------
SHORT SALES (20.07)%
      Aflac, Inc.(b)                                       30,000   $    (1,628,700)
      City National Corp.(b)                               40,000        (2,158,800)
      Community Bank System, Inc.                          45,000        (1,025,100)
      Cullen/Frost Bankers, Inc.                           30,000        (1,674,000)
      Federated Investors, Inc., Class B                   40,000        (1,055,200)
      Franklin Resources, Inc.(b)                          15,000        (1,663,500)
      Harleysville National Corp.                          56,666          (379,662)
      Huntington Bancshares Inc.                          225,000        (1,208,250)
      M&T Bank Corp.(b)                                    45,000        (3,572,100)
      Moody's Corp.(b)                                     35,000        (1,041,250)
      Post Properties, Inc.(b)                             65,000        (1,431,300)
      Principal Financial Group, Inc.(b)                   50,000        (1,460,500)
   -  Signature Bank                                       65,000        (2,408,250)
      SunTrust Banks, Inc.(b)                              60,000        (1,607,400)
   -  SVB Financial Group                                  15,000          (699,900)
      The Allstate Corp.                                   30,000          (969,300)
      The Goldman Sachs Group, Inc.                         7,500        (1,279,725)
      The Travelers Companies, Inc.                        15,000          (809,100)
      Webster Financial Corp.                              82,500        (1,442,925)
      Wells Fargo & Co.                                    45,000        (1,400,400)
      Wilmington Trust Corp.                               60,000          (994,200)

                                                      NUMBER OF
                                                       SHARES            VALUE
                                                   --------------   ---------------
      Zions Bancorporation(b)                              60,000   $    (1,309,200)
                                                                    ---------------
TOTAL SHORT SALES (PROCEEDS: $27,915,448)                               (31,218,762)
                                                                    ---------------

                                                      NUMBER OF
                                                      CONTRACTS
                                                   --------------
CALL OPTIONS WRITTEN (0.78)%
Ameriprise Financial, Inc. Calls
   @ 45 due Jun 10                                            500          (110,000)
                                                                    ---------------
   Bank of America Corp. Calls
   @ 18 due May 10                                            250           (17,750)
   @ 18 due Aug 10                                            300           (39,600)
                                                                    ---------------
                                                                            (57,350)
                                                                    ---------------
   BB&T Corp. Calls
   @ 29 due Jun 10                                            250           (95,000)
                                                                    ---------------
   Comerica Inc. Calls
   @ 37.5 due Jul 10                                          200           (51,000)
   @ 40 due Jul 10                                            200           (30,000)
   @ 40 due Oct 10                                            200           (51,000)
                                                                    ---------------
                                                                           (132,000)
                                                                    ---------------
   Fifth Third Bancorp Calls
   @ 13 due May 10                                            750           (92,250)
                                                                    ---------------
   First Horizon National Corp. Calls
   @ 15 due May 10                                            500           (15,000)
                                                                    ---------------
   JPMorgan Chase & Co. Calls
   @ 42 due Apr 10                                            150           (44,100)
   @ 44 due Apr 10                                            250           (38,000)
   @ 50 due Sep 10                                            250           (31,000)
                                                                    ---------------
                                                                           (113,100)
                                                                    ---------------
   Lazard Ltd., Class A Calls
   @ 40 due Sep 10                                            250           (45,000)
   @ 45 due Jun 10                                            200            (3,000)
   @ 45 due Sep 10                                            300           (24,000)
                                                                    ---------------
                                                                            (72,000)
                                                                    ---------------
   Morgan Stanley Calls
   @ 29 due Apr 10                                            250           (20,250)
   @ 32 due Oct 10                                            250           (43,750)
   @ 33 due Jul 10                                            250           (15,500)
                                                                    ---------------
                                                                            (79,500)
                                                                    ---------------
   New York Community Bancorp, Inc. Calls
   @ 15 due Apr 10                                            500           (82,500)
   @ 16 due Jul 10                                            500           (55,000)
                                                                    ---------------
                                                                           (137,500)
                                                                    ---------------
   PacWest Bancorp Calls
   @ 25 due Jun 10                                            125            (6,875)
                                                                    ---------------
   PNC Financial Services Group, Inc. Calls
   @ 57.5 due May 10                                          150           (57,000)
   @ 60 due May 10                                            150           (36,300)
   @ 65 due Aug 10                                            150           (31,200)
                                                                    ---------------
                                                                           (124,500)
                                                                    ---------------

SEE NOTES TO PORTFOLIO HOLDINGS


                           6 FINANCIAL INDUSTRIES FUND

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2010 - (UNAUDITED)

                                                      NUMBER OF
                                                      CONTRACTS          VALUE
                                                   --------------   ---------------
   Redwood Trust, Inc. Calls
   @ 17.5 due Apr 10                                          500   $        (2,500)
                                                                    ---------------
   U.S. Bancorp Calls
   @ 26 due Jun 10                                            250           (26,500)
                                                                    ---------------
   Walter Investment Management Corp. Calls
   @ 15 due Jun 10                                            375           (43,125)
                                                                    ---------------
   Wintrust Financial Corp. Calls
   @ 35 due Jun 10                                            300           (96,000)
   @ 40 due Jun 10                                            150           (12,000)
                                                                    ---------------
                                                                           (108,000)
                                                                    ---------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $844,708)                                         (1,215,200)
                                                                    ---------------
PUT OPTIONS WRITTEN (0.06)%
   Aflac, Inc. Puts
   @ 44 due May 10                                            100            (1,500)
   @ 47 due May 10                                            100            (4,400)
                                                                    ---------------
                                                                             (5,900)
                                                                    ---------------
   City National Corp. Puts
   @ 40 due May 10                                            100              (750)
   @ 45 due May 10                                            100            (2,000)
   @ 45 due Aug 10                                            100           (10,000)
                                                                    ---------------
                                                                            (12,750)
                                                                    ---------------
   Franklin Resources, Inc. Puts
   @ 100 due Apr 10                                            75            (1,125)
                                                                    ---------------
   M&T Bank Corp. Puts
   @ 60 due Apr 10                                            100              (500)
   @ 65 due Jul 10                                            100           (11,000)
                                                                    ---------------
                                                                            (11,500)
                                                                    ---------------
   Moody's Corp. Puts
   @ 23 due May 10                                            100            (1,500)
   @ 25 due May 10                                            150            (4,050)
                                                                    ---------------
                                                                             (5,550)
                                                                    ---------------
   Post Properties, Inc. Puts
   @ 15 due Jun 10                                            100            (1,250)
                                                                    ---------------
   Principal Financial Group, Inc. Puts
   @ 23 due Apr 10                                            150              (750)
   @ 23 due Jul 10                                            200            (8,000)
   @ 27 due May 10                                            150           (12,750)
                                                                    ---------------
                                                                            (21,500)
                                                                    ---------------
   SunTrust Banks, Inc. Puts
   @ 23 due Jul 10                                            150           (13,650)
   @ 24 due May 10                                            150            (8,700)
   @ 25 due Apr 10                                            150            (3,300)
                                                                    ---------------
                                                                            (25,650)
                                                                    ---------------

                                                      NUMBER OF
                                                      CONTRACTS          VALUE
                                                   --------------   ---------------
   Zions Bancorporation Puts
   @ 15 due Apr 10                                            200   $          (500)
   @ 17 due Apr 10                                            150              (375)
   @ 19 due Apr 10                                            150            (2,250)
   @ 19 due May 10                                            100            (6,500)
                                                                    ---------------
                                                                             (9,625)
                                                                    ---------------
TOTAL PUT OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $248,146)                                    $       (94,850)
                                                                    ===============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT MARCH 31, 2010, BASED ON SECURITIES OWNED WAS $143,305,896. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2010 WAS $21,505,413 AND $(7,132,667), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a) SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD SHORT. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING A VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL/PUT OPTIONS WERE WRITTEN.

(c)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(d) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,129,483, REPRESENTING 0.73% OF NET ASSETS.

(e) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 3.64%.

(f) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. Government Money Market Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2010 - (UNAUDITED)

                                                     FACE VALUE          VALUE
                                                   --------------   ---------------
SHORT-TERM INSTRUMENTS 100.01%
(PERCENTAGE OF NET ASSETS)
U.S. GOVERNMENT AGENCY OBLIGATIONS 66.65%
   Federal Agricultural Mortgage Corp., FRN
   0.18%, 8/26/10                                     $50,000,000   $    50,000,000
                                                                    ---------------
   Federal Home Loan Bank
   0.12%, 4/19/10                                      20,000,000        19,998,800
   0.44%, 4/28/10, FRN                                 40,000,000        40,000,889
   0.33%, 8/16/10                                      11,000,000        10,998,589
                                                                    ---------------
                                                                         70,998,278
                                                                    ---------------
   Federal Home Loan Mortgage Corp.
   0.21%, 6/21/10                                      30,000,000        29,985,825
   0.22%, 6/28/10                                      15,000,000        14,991,933
                                                                    ---------------
                                                                         44,977,758
                                                                    ---------------
   Federal National Mortgage Association
   0.23%, 8/18/10                                      28,000,000        27,975,135
                                                                    ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST: $193,951,171)                                                 193,951,171
                                                                    ---------------
U.S. GOVERNMENT ASSET BACKED COMMERCIAL PAPER
   8.59%
   Straight-A Funding, LLC
   0.17%, 5/07/10                                      25,000,000        24,995,750
                                                                    ---------------
TOTAL U.S. GOVERNMENT ASSET BACKED COMMERCIAL
   PAPER (COST: $24,995,750)                                             24,995,750
                                                                    ---------------
REPURCHASE AGREEMENTS 24.77%
   Bank of America Corp., 0.01% dated 3/31/10,
   to be repurchased at $7,100,002 on 4/01/10
   (collateralized by $7,213,363 GNMA,
   4.50-5.00% due 3/15/25-7/15/39, value
   $7,242,000)                                          7,100,000         7,100,000
                                                                    ---------------
   JPMorgan Chase & Co., 0.01% dated 3/31/10,
   to be repurchased at $10,000,003 on 4/01/10
   (collateralized by $14,526,924 GNMA,
   5.00-6.50% due 11/20/38-10/15/39, value
   $10,201,407)                                        10,000,000        10,000,000
                                                                    ---------------
   The Bank of New York Mellon Corp., 0.16%
   dated 3/31/10, to be repurchased at
   $40,000,178 on 4/01/10 (collateralized by
   $66,735,052 FNMA, 4.50-6.00% due
   3/01/22-12/01/39, value $40,800,000)                40,000,000        40,000,000
                                                                    ---------------

                                                     FACE VALUE          VALUE
                                                   --------------   ---------------
   The Goldman Sachs Group, Inc.,
   0.01% dated 3/31/10, to be
   repurchased at $15,000,004
   on 4/01/10 (collateralized by
   $14,756,933 GNMA, 5.50%
   due 7/20/39-10/20/39, value
   $15,300,001)                                    $   15,000,000   $    15,000,000
                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS (COST: $72,100,000)                          72,100,000
                                                                    ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $291,046,921)                       291,046,921
                                                                    ---------------
TOTAL INVESTMENTS 100.01%
   (COST: $291,046,921)*                                            $   291,046,921
LIABILITIES, LESS CASH AND OTHER ASSETS (0.01)%                             (38,305)
                                                                    ---------------
NET ASSETS 100.00%                                                  $   291,008,616
                                                                    ===============

*    AGGREGATE COST FOR FEDERAL TAX PURPOSES.

FRN - FLOATING RATE NOTE.

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                         8 U.S. GOVERNMENT MONEY MARKET

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2010 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

     THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

     STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST AVAILABLE OR OFFICIAL BID PRICE.

     BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

     MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

     REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

     OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN IN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

     EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, OPTIONS ARE VALUED AT THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

     SHORT SALES

     SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES; CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS' PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

     SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

     FAIR VALUE PRICING

     EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. BY ITS NATURE A FAIR VALUE PRICE IS AN ESTIMATE AND DIFFERENCE BETWEEN FAIR VALUE AND WHAT A SECURITY IS SOLD FOR COULD BE MATERIAL. SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, OR THAT HAVE QUOTATIONS WHICH MANAGEMENT BELIEVES ARE NOT RELIABLE, ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER CONSISTENTLY APPLIED PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES. FOR ADDITIONAL INFORMATION SEE NOTE 5
     - FAIR VALUE OF FINANCIAL INSTRUMENTS.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS

     THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

     THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

     WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND


                          NOTES TO PORTFOLIO HOLDINGS 9

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2010 (UNAUDITED)

MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

AT MARCH 31, 2010, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                        LOANED
                      SECURITIES    % OF      VALUE OF
                        MARKET       NET        CASH
                        VALUE      ASSETS    COLLATERAL
                     -----------   ------   -----------
BURNHAM FUND         $10,142,152   14.13%   $10,377,576
BURNHAM FINANCIAL
   SERVICES FUND     $   287,578    0.49%   $   294,590
BURNHAM FINANCIAL
   INDUSTRIES FUND   $ 2,810,918    1.81%   $ 2,870,613

3.   TRANSACTIONS WITH AFFILIATED SECURITIES

     DURING THE PERIOD, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                      VALUE AT     COST OF     UNREALIZED    VALUE AT    DIVIDEND
AFFILIATE             12/31/09    PURCHASES   GAIN/(LOSS)     3/31/10     INCOME
---------            ----------   ---------   -----------   ----------   --------
BURNHAM FINANCIAL SERVICES FUND:
PEREGRINE
   HOLDINGS LTD.     $  302,946    $    --     $      --    $  302,946      $--
WESTERN
   LIBERTY BANCORP   $2,128,882    $27,192     $(167,038)   $1,989,036      $--
BURNHAM FINANCIAL INDUSTRIES FUND:
WESTERN

   LIBERTY BANCORP   $8,823,757    $81,576     $(696,468)   $8,208,865      $--

4.   RESTRICTED SECURITIES

     WITH THE EXCEPTION OF THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, THE FUNDS MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT MARCH 31, 2010, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES, WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

DESCRIPTION,              SHARES/
DATE OF PURCHASE,           FACE
% OF NET ASSETS            VALUE       COST        VALUE
-----------------         -------   ----------   --------
BURNHAM FINANCIAL SERVICES FUND
BANK OF ATLANTA
   05/08/06
   1.07%                  228,572   $1,600,004   $628,573
CITIZENS SOUTH
BANKING CORP., INC.
   03/16/10
   0.64%                   65,160   $  293,220   $376,494
PEREGRINE HOLDINGS LTD.
   05/31/02
   0.51%                  275,000   $  302,946   $302,946

DESCRIPTION,              SHARES/
DATE OF PURCHASE,           FACE
% OF NET ASSETS            VALUE       COST         VALUE
-----------------         -------   ----------   ----------
BURNHAM FINANCIAL INDUSTRIES FUND
CITIZENS SOUTH
BANKING CORP., INC.
   03/16/10
   0.73%                  195,480    $879,660    $1,129,483

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED THE ACCOUNTING STANDARDS CODIFICATION 820 -- FAIR VALUE MEASUREMENTS AND DISCLOSURES ("ASC 820"). ASC 820 DEFINES FAIR VALUE AS THE PRICE THAT WOULD BE RECEIVED TO SELL AN ASSET OR PAID TO TRANSFER A LIABILITY IN AN ORDERLY TRANSACTION BETWEEN MARKET PARTICIPANTS AT THE MEASUREMENT DATE, UNDER CURRENT MARKET CONDITIONS. ASC 820 ESTABLISHES A HIERARCHY THAT PRIORITIZES THE INPUTS TO VALUATION METHODS GIVING THE HIGHEST PRIORITY TO READILY AVAILABLE UNADJUSTED QUOTE PRICES IN AN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1) AND THE LOWEST PRIORITY TO SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) GENERALLY WHEN MARKET PRICES ARE NOT READILY AVAILABLE OR ARE UNRELIABLE. BASED ON THE VALUATION INPUTS, THE SECURITIES OR OTHER INVESTMENTS ARE TIRED INTO ONE OF THREE LEVELS. CHANGES IN VALUATION METHODS MAY RESULT IN TRANSFERS IN OR OUT OF AN INVESTMENT'S ASSIGNED LEVEL:

     LEVEL 1 -- PRICES ARE DETERMINED USING EXCHANGE-TRADED PRICES IN ACTIVE MARKETS FOR IDENTICAL SECURITIES. THIS TECHNIQUE IS USED FOR
     EXCHANGE-TRADED DOMESTIC COMMON AND PREFERRED EQUITIES AND CERTAIN OPTIONS.

     LEVEL 2 -- PRICES ARE DETERMINED USING SIGNIFICANT OBSERVABLE INPUTS. OBSERVABLE INPUTS MAY INCLUDE QUOTED PRICES FOR SIMILAR SECURITIES, INTEREST RATES, PREPAYMENT SPEEDS AND CREDIT RISK. PRICES FOR SECURITIES VALUED USING THESE TECHNIQUES ARE RECEIVED FROM INDEPENDENT PRICING VENDORS AND ARE BASED ON AN EVALUATION OF THE INPUTS DESCRIBED. THESE TECHNIQUES ARE USED FOR CERTAIN DOMESTIC PREFERRED EQUITIES, UNLISTED RIGHTS AND WARRANTS AND CERTAIN OPTIONS.

     LEVEL 3 -- PRICES ARE DETERMINED USING SIGNIFICANT UNOBSERVABLE INPUTS. IN SITUATIONS WHERE QUOTED PRICES OR OBSERVABLE INPUTS ARE AVAILABLE, SUCH AS WHEN THERE IS LITTLE OR NO MARKET ACTIVITY FOR AN INVESTMENT, UNOBSERVABLE INPUTS MAY BE USED. UNOBSERVABLE INPUTS REFLECT THE TRUST'S VALUATION COMMITTEE'S OWN ASSUMPTIONS ABOUT THE FACTORS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN INVESTMENT AND WOULD BE BASED ON THE BEST INFORMATION AVAILABLE. THESE INPUTS INCLUDE, BUT ARE NOT LIMITED TO, ANY AVAILABLE MARKET PRICES FOR THE SECURITY OR FOR SECURITIES DEEMED COMPARABLE; THE COST OF THE SECURITY AT THE DATE OF PURCHASE; FUNDAMENTAL ANALYTICAL DATA RELATING TO THE ISSUER OF THE SECURITY, THE TYPE OF SECURITY AND RELEVANT FINANCIAL STATEMENTS; SPECIAL REPORTS, IF ANY PREPARED BY QUALIFIED ANALYSTS; AND THE NATURE AND DURATION OF RESTRICTIONS, IF ANY, ON DISPOSITION OF THE SECURITY. SECURITIES USING THIS TECHNIQUE ARE GENERALLY THINLY TRADED OR PRIVATELY PLACED, AND MAY BE VALUED USING BROKER QUOTES, WHICH MANY NOT ONLY USE OBSERVABLE OR UNOBSERVABLE INPUTS BUT MAY ALSO INCLUDE THE USE OF BROKERS' OWN JUDGMENTS ABOUT THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE.

     THE FOLLOWING IS A SUMMARY OF THE TIERED VALUATION INPUT LEVELS, AS OF MARCH 31, 2010. THE LEVEL ASSIGNED TO THE SECURITIES VALUATIONS MAY NOT BE AN INDICATION OF THE RISK OR LIQUIDITY ASSOCIATED WITH INVESTING IN THOSE SECURITIES. BECAUSE OF THE


                         10 NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2010 (UNAUDITED)

     INHERENT UNCERTAINTIES OF VALUATION, THE VALUES REFLECTED IN THE FINANCIAL STATEMENTS MAY MATERIALLY DIFFER FROM THE VALUE RECEIVED UPON ACTUAL SALE OF THOSE INVESTMENTS.

AT MARCH 31, 2010                              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
-----------------                           ------------   -------------   ----------   ------------
BURNHAM FUND
   COMMON STOCK:
      CONSUMER DISCRETIONARY                $  7,897,110   $          --   $       --   $  7,897,110
      CONSUMER STAPLES                         3,523,800              --           --      3,523,800
      ENERGY                                  14,795,029              --           --     14,795,029
      FINANCIAL SERVICES                       8,374,340              --           --      8,374,340
      HEALTH CARE                              3,082,920              --           --      3,082,920
      INDUSTRIALS                              6,379,000              --           --      6,379,000
      INFORMATION TECHNOLOGY                  14,917,740              --           --     14,917,740
      MATERIALS                                3,598,200              --           --      3,598,200
      TELECOMMUNICATIONS
         SERVICES                              1,994,400              --           --      1,994,400
      EXCHANGE TRADED FUND                     2,179,000              --           --      2,179,000
      REGISTERED INVESTMENT
         COMPANY                                 837,300              --           --        837,300
      OTHER DEBT OBLIGATIONS                          --      14,658,360           --     14,658,360
BURNHAM FINANCIAL SERVICES FUND
   COMMON STOCK:
      BANKS                                 $ 24,489,291   $     270,450   $       --   $ 24,759,741
      DIVERSIFIED FINANCIALS                  12,550,332              --      302,946     12,853,278
      THRIFTS & MORTGAGE
         FINANCE                              13,732,406       2,265,426    1,005,067     17,002,899
      REGISTERED INVESTMENT
         COMPANY                               1,018,525              --           --      1,018,525
      OTHER DEBT OBLIGATION                           --       3,537,896           --      3,537,896
      WRITTEN OPTIONS                           (122,700)             --           --       (122,700)
BURNHAM FINANCIAL INDUSTRIES FUND
   COMMON STOCK:
      BANKS                                 $ 49,261,249   $     321,183   $       --   $ 49,582,432
      DIVERSIFIED FINANCIALS                  57,146,189              --           --     57,146,189
      THRIFTS & MORTGAGE
         FINANCE                              35,897,698       2,322,534    1,129,483     39,349,715
      REGISTERED INVESTMENT
         COMPANY                               3,055,576              --           --      3,055,576
      OTHER DEBT OBLIGATION                           --       8,544,730           --      8,544,730
      SHORT SALES                            (31,218,762)             --           --    (31,218,762)
      WRITTEN OPTIONS                         (1,305,925)         (4,125)          --     (1,310,050)
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
   U.S. GOVERNMENT
      AGENCY OBLIGATIONS                    $         --   $ 193,951,171   $       --   $193,951,171
   U.S. GOVERNMENT
      ASSET BACKED
      COMMERCIAL PAPER                                --      24,995,750           --     24,995,750
   REPURCHASE AGREEMENTS                              --      72,100,000           --     72,100,000

     DURING THE PERIOD ENDED MARCH 31, 2010, THERE WERE NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2.

     THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL 3 FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED MARCH 31, 2010:

                                      LEVEL 3
BURNHAM FINANCIAL SERVICES FUND     ASSETS, NET
-------------------------------     -----------
COMMON STOCK:
   BALANCE, JANUARY 1, 2010           $ 931,519
   PURCHASES                            293,220
   UNREALIZED GAIN                       83,274
                                     ----------
   BALANCE, MARCH 31, 2010           $1,308,013
                                     ==========

                                      LEVEL 3
BURNHAM FINANCIAL INDUSTRIES FUND   ASSETS, NET
---------------------------------   -----------
COMMON STOCK:
   BALANCE, JANUARY 1, 2010          $       --
   PURCHASES                            879,660
   UNREALIZED GAIN                      249,823
                                     ----------
   BALANCE, MARCH 31, 2010           $1,129,483
                                     ==========

6.   SUBSEQUENT EVENTS

     THE ADVISER HAS EVALUATED EVENTS AND TRANSACTIONS FOR POTENTIAL RECOGNITION OR DISCLOSURE AND HAS DETERMINED THAT THERE ARE NO MATERIAL EVENTS THAT WOULD REQUIRE ADDITIONAL DISCLOSURE THROUGH THE DATE THE PORTFOLIO HOLDINGS WERE ISSUED.

7.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     IN JANUARY 2010, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED ACCOUNTING STANDARDS UPDATE ("ASU") NO. 2010-06 "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS." ASU NO. 2010-06 CLARIFIES EXISTING DISCLOSURE AND REQUIRES ADDITIONAL DISCLOSURES REGARDING FAIR VALUE MEASUREMENTS. EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2010, AND FOR INTERIM PERIODS WITHIN THOSE FISCAL YEARS, ENTITIES WILL NEED TO DISCLOSE INFORMATION ABOUT PURCHASES, SALES, ISSUANCES AND SETTLEMENTS OF LEVEL 3 SECURITIES ON A GROSS BASIS, RATHER THAN AS A NET NUMBER AS CURRENTLY REQUIRED. THE ADVISER IS CURRENTLY EVALUATING THE IMPACT ASU NO. 2010-06 WILL HAVE ON THE PORTFOLIO HOLDINGS DISCLOSURES.


                         NOTES TO PORTFOLIO HOLDINGS 11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BURNHAM INVESTORS TRUST


By:                               /S/ JON M. BURNHAM
                                  ------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             MAY 3, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                               /S/ JON M. BURNHAM
`                                 ------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             MAY 3, 2010



By:                               /S/ MICHAEL E. BARNA
                                  ----------------------
                                  Michael E. Barna, Chief Financial Officer

Date:                             MAY 3, 2010